OTHER PROVISIONS - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 2,092
At 31 December	1,809
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	2,092
Exchange and other adjustments	45
Provisions applied	(1,038)
Charge for the year	710
At 31 December	1,809
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	200
Exchange and other adjustments	1
Provisions applied	0
Charge for the year	122
At 31 December	323
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,156
Exchange and other adjustments	17
Provisions applied	(625)
Charge for the year	255
At 31 December	803
Other £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	736
Exchange and other adjustments	27
Provisions applied	(413)
Charge for the year	333
At 31 December	£ 683